Loss Per Share - Schedule of Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loss Per Share [Abstract]
Net loss	$ 25,149	$ 17,568	$ 19,108
Shares used in computing net loss per ordinary share, basic	5,849,013	5,848,737	5,671,786
Shares used in computing net loss per ordinary share, diluted	5,849,013	5,848,737	5,671,786
Net loss per ordinary share, basic	$ 4.3	$ 3	$ 3.37
Net loss per ordinary share, diluted	$ 4.3	$ 3	$ 3.37